Loans - TDR Modifications (Details) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2016 USD ($) loan	Sep. 30, 2015 USD ($) loan	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) loan	Sep. 30, 2015 USD ($) loan
TDR
Pre-Modification Recorded Balance	$ 913	$ 1,490		$ 8,648	$ 5,911
Post-Modification Recorded Balance	945	1,527		8,661	$ 5,975
TDR Modifications including financial effects	$ 940	$ 1,519	$ 6,825	$ 7,125
Number of Loans | loan	16	18		63	33
Total allowance related to TDR	$ 900	$ 1,100		$ 900	$ 1,100
Interest Income Recognized	17	12	517	69
Term Extension
TDR
TDR Modifications including financial effects	514	1,388	6,273	6,133
Interest Rate Reduction
TDR
TDR Modifications including financial effects	35	131	167	38
Principal Reduction
TDR
TDR Modifications including financial effects	62		385	93
Foreclosure
TDR
TDR Modifications including financial effects	329			861
Office
TDR
Pre-Modification Recorded Balance				591	1,972
Post-Modification Recorded Balance				597	$ 2,066
TDR Modifications including financial effects			1,861	$ 604
Number of Loans | loan				2	1
Interest Income Recognized			221	$ 6
Office | Term Extension
TDR
TDR Modifications including financial effects			1,861	486
Office | Foreclosure
TDR
TDR Modifications including financial effects				118
Storage
TDR
Pre-Modification Recorded Balance				308	$ 1,415
Post-Modification Recorded Balance				$ 308	$ 1,415
TDR Modifications including financial effects			2,494
Number of Loans | loan				4	1
Interest Income Recognized			55
Storage | Term Extension
TDR
TDR Modifications including financial effects			2,494
Other
TDR
Pre-Modification Recorded Balance	284	1,031		$ 1,440	$ 1,394
Post-Modification Recorded Balance	299	1,027		1,457	$ 1,369
TDR Modifications including financial effects	$ 299	$ 1,031	1,380	$ 842
Number of Loans | loan	2	2		6	3
Interest Income Recognized	$ 17	$ 12	239	$ 61
Other | Term Extension
TDR
TDR Modifications including financial effects	175	1,031	1,031	649
Other | Principal Reduction
TDR
TDR Modifications including financial effects			349
Other | Foreclosure
TDR
TDR Modifications including financial effects	124			193
SBA | Office of Optometrists
TDR
Pre-Modification Recorded Balance	82			683
Post-Modification Recorded Balance	80			674
TDR Modifications including financial effects	$ 85			$ 632
Number of Loans | loan	2			3
SBA | Hotels, Motels, and Tourist Courts
TDR
Pre-Modification Recorded Balance				$ 3,659
Post-Modification Recorded Balance				3,648
TDR Modifications including financial effects				$ 3,364
Number of Loans | loan				4
SBA | Child Day Care Services
TDR
Pre-Modification Recorded Balance				$ 37	$ 266
Post-Modification Recorded Balance				37	$ 265
TDR Modifications including financial effects			257	$ 1
Number of Loans | loan				2	1
Interest Income Recognized			2
SBA | Other
TDR
Pre-Modification Recorded Balance	$ 547	459		$ 1,930	$ 864
Post-Modification Recorded Balance	566	500		1,940	$ 860
TDR Modifications including financial effects	$ 556	$ 488	833	$ 1,682
Number of Loans | loan	12	16		42	27
Interest Income Recognized				$ 2
SBA | Term Extension | Office of Optometrists
TDR
TDR Modifications including financial effects	$ 85			632
SBA | Term Extension | Hotels, Motels, and Tourist Courts
TDR
TDR Modifications including financial effects				3,237
SBA | Term Extension | Child Day Care Services
TDR
TDR Modifications including financial effects			257
SBA | Term Extension | Other
TDR
TDR Modifications including financial effects	254	$ 357	630	1,129
SBA | Interest Rate Reduction | Other
TDR
TDR Modifications including financial effects	35	$ 131	167	38
SBA | Principal Reduction | Other
TDR
TDR Modifications including financial effects	62		$ 36	93
SBA | Foreclosure | Hotels, Motels, and Tourist Courts
TDR
TDR Modifications including financial effects				127
SBA | Foreclosure | Child Day Care Services
TDR
TDR Modifications including financial effects				1
SBA | Foreclosure | Other
TDR
TDR Modifications including financial effects	$ 205			$ 422